Income Tax (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Unrecognized Tax Benefits
Balance at January 1,	$ 58	$ 64	$ 60
Additions for tax positions of prior years	0	2	5
Reductions for tax positions of prior years	(4)	(9)	0
Additions for tax positions of current year	3	5	3
Reductions for tax positions of current year	(2)	0	0
Settlements with tax authorities	(32)	(4)	(4)
Balance at December 31,	23	58	64
Unrecognized tax benefits that, if recognized would impact the effective rate	$ 23	$ 58	$ 53